CONCESSION CONTRACT ASSETS	12 Months Ended
Dec. 31, 2018
Text block [abstract]
CONCESSION CONTRACT ASSETS

16. CONCESSION CONTRACT ASSETS

	2018	2017
Distribution – Infrastructure assets under construction	518	—
Gas – Infrastructure assets under construction	82	—
Transmission – Indemnity assets incorporated into the Assets Remuneration Base	492	—
Transmission – Assets remunerated by tariff	637	—

	1,729	—

Current	131	—
Non-current	1,598	—

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balance at December 31, 2017	—	—	—	—

Effects of IFRS 15 first-time adoption (Notes 15 and 19)	1,092	532	90	1,714
Additions (1) (Note 15e)	96	727	70	893
Inflation adjustment	88	—	—	88
Adjustment to expected contract cash flow from the concession	13	—	—	13
Amounts received	(161)	—	—	(161)
Transfers to financial assets	—	(27)	—	(27)
Transfers to intangible assets	—	(672)	(78)	(750)
Transfers to PP&E	1		—	1
Provision for impairment (2)		(42)		(42)

Balance at December 31, 2018	1,129	518	82	1,729

(1)	The additions to distribution assets, of R$ 726, made during 2018, include R$ 26 of capitalized borrowing costs, as presented in Note 22.
(2)

As of December, 31, 2018, the subsidiary Cemig D recognized a provision of R$ 42 for impairment of certain long-term assets in progress. The Company has not identified any additional indications of impairment of its other contract assets, which have defined useful lives. The Company has no contract assets with non-defined useful life.

Energy and gas distribution activities

In accordance with IFRS 15 – Revenue from contracts with customers, the concession infrastructure assets still under construction are recognized initially as contract assets, considering the right of the subsidiaries Cemig D and Gasmig to charge for the services provided to customers or receive an indemnity at the end of the concession for assets not yet amortized. New assets are recorded initially as contract assets, measured at amortized cost, including capitalized borrowing costs. When the asset start operations, the construction performance obligation is concluded, and the assets are split into financial assets and intangible assets.

Until December 31, 2017 the distribution infrastructure under construction was classified as an intangible in accordance with the scope of IFRIC 12 and measured at amortized cost.

The transmission activity

In accordance with IFRS 15 – Revenue from contracts with customers, the transmission the concession infrastructure assets were classified as contract assets as from January 1, 2018, considering the performance obligation during the period of the concession, represented by the construction, operation, maintenance and availability of the transmission lines.

The abovementioned assets are as follows:

•

Remaining balance to be received through RAP: The remaining balance of the indemnity for transmission, due to acceptance of the terms of Law 12,783/13, of R$ 492, at December 31, 2018 (R$ 544 at December 31, 2017, classified as financial assets) was incorporated into the Assets Remuneration Base and is being recovered through the Annual Permitted Revenue (RAP).

Transmission – Assets remunerated by tariff: For new assets related to improvements and upgrades of facilities constructed by transmission concession holders, the regulator (ANEEL) calculates an additional portion of Permitted Annual Revenue (RAP) from the date that the new facilities enter commercial operation. In the periods between tariff reviews, the revenues associated with the improvements and upgrades of facilities are provisional. They are then ultimately determined in the review immediately subsequent to the start of commercial operation of the facilities; this review then has effect starting on the date when commercial operations begin. At December, 31, 2018 the receivable amounts to R$ 637 (R$ 548 on December, 31, 2017, classified as financial assets).

The infrastructure during the construction phase, grants to the operator a right to receive consideration due to performance obligations represented by the construction, operation and maintenance of the transmission lines, and not only to the passage of time, being revenue and costs related to construction of these assets recognized as costs incurred.

Thus, the consideration for construction and upgrade services carried out on the concession assets as from January 1, 2018, is now recorded as a contract assets, since consideration for those services is conditional on the satisfaction of another performance obligation.